                              CMG HIGH YIELD FUND
                                  (THE "FUND")
            SUPPLEMENT TO THE FUND'S PROSPECTUS DATE DECEMBER 1, 2005


The chart under the section "PERFORMANCE HISTORY" entitled "AVERAGE ANNUAL TOTAL RETURNS -- AS OF 12/31/04" is revised in its entirety as follows:

--------------------------------------------------------------------- ------------ ------------ -------------
                                                                        1 Year       5 Years      10 Years
--------------------------------------------------------------------- ------------ ------------ -------------

CMG High Yield Fund
--------------------------------------------------------------------- ------------ ------------ -------------
    Return Before Taxes                                                  8.05%        7.24%        8.68%
--------------------------------------------------------------------- ------------ ------------ -------------
    Return After Taxes on Distributions                                  5.48%        4.10%        5.13%
--------------------------------------------------------------------- ------------ ------------ -------------
    Return After Taxes on Distributions and Sale of Fund Shares          5.16%        4.21%        5.19%
--------------------------------------------------------------------- ------------ ------------ -------------
JP Morgan Chase Developed BB High Yield Index(2)                         9.28%        9.78%        9.98%*
--------------------------------------------------------------------- ------------ ------------ -------------
Merrill Lynch Intermediate BB Index(1)                                   8.33%        6.73%        8.02%
--------------------------------------------------------------------- ------------ ------------ -------------
Merrill Lynch U.S. High Yield, Cash Pay Index(3)                        10.76%        7.32%        8.46%
--------------------------------------------------------------------- ------------ ------------ -------------

* Performance information is from January 31, 1995.

(1) The Merrill Lynch Intermediate BB Index is a market weighted index, consisting of BB cash pay bonds, which are U.S. dollar denominated bonds issued in the U.S. domestic market with maturities between 1-10 years. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.

(2) The JP Morgan Chase Developed BB High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.

(3) The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds. The index reflects the reinvestment of the dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.




ILT-47/106450-0206                                             February 17, 2006